Offerings - Offering: 1	Dec. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	1,627,955
Proposed Maximum Offering Price per Unit	2.83
Maximum Aggregate Offering Price	$ 4,607,112.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 636.24
Offering Note	Calculated solely for purposes of this offering under Rules 457(c) and 457(h) of the Securities Act on the basis of the average of the high and low prices per share of Registrant's Common Stock on November 25, 2025 as reported by The Nasdaq Global Market. Covers 1,627,955 shares of the Registrant's common stock, par value $0.0001 per share ("Common Stock"), made available on January 1, 2025, pursuant to the Registrant's 2022 Equity Incentive Plan (the "Plan") automatic annual increase provision, which allows for an increase equal to 6% of the total number of shares of Common Stock outstanding on December 31 of the prior year. Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also be deemed to cover any additional shares of Common Stock that may from time to time be offered or issued under the Plan to prevent dilution resulting from stock splits, stock dividends or similar transactions that increases the number of outstanding shares of Common Stock.